NOTE 3 - BANK DEPOSITS	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 3 - BANK DEPOSITS

NOTE 3 - BANK DEPOSITS

The Company’s bank deposits are denominated in U.S. dollars and bare different interest rates ranging from 0.37% to 0.53% depending on their maturity, which ranges from 6 to 12 months.